Share Capital - Summary of Changes in Warrants and Finder's Warrants (Parenthetical) (Details) - $ / shares			12 Months Ended
	Feb. 10, 2021	Feb. 08, 2021	Apr. 30, 2022
Finder's Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Warrant exercisable price	$ 16.81	$ 16.81	$ 16.81